UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2010

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Newbrook Capital Advisors LP
Address: 505 Fifth Avenue
         16th Floor
         New York, New York  10017

13F File Number:  28-12294

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Christopher Reed
Title:     Chief Financial Officer
Phone:     212.916.8965

Signature, Place, and Date of Signing:

     Christopher Reed     New York, New York/USA     February 14, 2011


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     25

Form13F Information Table Value Total:     $210,542 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AUTONAVI HLDGS LTD             SPONSORED ADR    05330F106     5837   364155 SH       SOLE                   364155
BAIDU INC                      SPON ADR REP A   056752108    13278   137556 SH       SOLE                   137556
CABLEVISION SYS CORP           CL A NY CABLVS   12686C109     4280   126471 SH       SOLE                   126471
CROWN CASTLE INTL CORP         COM              228227104    13489   307755 SH       SOLE                   307755
DANA HLDG CORP                 COM              235825205     6406   372205 SH       SOLE                   372205
DIRECTV                        COM CL A         25490A101     7029   176036 SH       SOLE                   176036
FINISH LINE INC                CL A             317923100     3500   203627 SH       SOLE                   203627
GAYLORD ENTMT CO NEW           COM              367905106    11903   331183 SH       SOLE                   331183
GENERAL GROWTH PPTYS INC NEW   COM              370023103     8684   560964 SH       SOLE                   560964
IESI BFC LTD                   COM              44951D108    12067   496583 SH       SOLE                   496583
LAS VEGAS SANDS CORP           COM              517834107    15511   337558 SH       SOLE                   337558
LEAR CORP                      COM NEW          521865204     7009    71002 SH       SOLE                    71002
MACQUARIE INFRASTR CO LLC      MEMBERSHIP INT   55608B105     4981   235301 SH       SOLE                   235301
MGM RESORTS INTERNATIONAL      COM              552953101    12766   859662 SH       SOLE                   859662
PRICELINE COM INC              COM NEW          741503403     6514    16303 SH       SOLE                    16303
RADWARE LTD                    ORD              M81873107    11771   313819 SH       SOLE                   313819
SENSATA TECHNOLOGIES HLDG BV   SHS              N7902X106     9907   329034 SH       SOLE                   329034
SOLUTIA INC                    COM NEW          834376501     6056   262383 SH       SOLE                   262383
SOUFUN HLDGS LTD               ADR              836034108     8514   119040 SH       SOLE                   119040
STANLEY BLACK & DECKER INC     COM              854502101     4887    73087 SH       SOLE                    73087
TIME WARNER CABLE INC          COM              88732J207     8157   123532 SH       SOLE                   123532
TRIUMPH GROUP INC NEW          COM              896818101     8321    93063 SH       SOLE                    93063
VERIFONE SYS INC               COM              92342Y109     5060   131229 SH       SOLE                   131229
WILLIAMS SONOMA INC            COM              969904101     4055   113612 SH       SOLE                   113612
WYNDHAM WORLDWIDE CORP         COM              98310W108    10560   352465 SH       SOLE                   352465